                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisers, Inc.
Address: 56 Prospect Street,
         Hartford, CT 06115-0480

Form 13F File Number: 028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:

   /s/ John H. Beers              Hartford, CT            February 13, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total: $134,881,483.15

                                   FORM 13F
           REPORTING MANAGER: PHOENIX GOODWIN CAPITAL ADVISERS, INC.
                    FOR THE QUARTER ENDED DECEMBER 31, 2007

ITEM 1                ITEM 2   ITEM 3       ITEM 4           ITEM 5         ITEM 6    ITEM 7         ITEM 8
------               -------- --------- -------------- ------------------ ---------- -------- ---------------------
                                                                                                VOTING AUTHORITY
                                                                                              ---------------------
                                             FAIR      SHARES OR
                     TITLE OF  CUSIP        MARKET     PRINCIPAL SH/ PUT/ INVESTMENT            SOLE    SHARED NONE
NAME OF ISSUER        CLASS    NUMBER       VALUE       AMOUNT   PRN CALL DISCRETION MANAGERS   (A)      (B)   (C)
--------------       -------- --------- -------------- --------- --- ---- ---------- -------- --------- ------ ----
DIAMONDS TRUST
  SERIES I..........  COMMON  252787106  10,683,795.10    80,602 SH          80,602     1        80,602
ISHARES MSCI EAFE
  INDEX FUND........  COMMON  464287465   5,857,552.05    74,571 SH          74,571     1        74,571
ISHARES TRUST
  RUSSEL 2000.......  COMMON  464287655   3,311,064.90    43,538 SH          43,538     1        43,538
POWERSHARES QQQ
  TRUST SERIES 1....  COMMON  73935A104   3,184,566.00    62,150 SH          62,150     1        62,150
PAR PHARMACEUTICAL
  COS., INC. CV.
  2.875%, 9/30/10... CV. BOND 717125AC2   1,711,250.00 1,850,000 PRN      1,850,000     1     1,850,000
VALE CAPITAL, LTD... CV. BOND 91912C208     647,200.00    10,000 PRN         10,000     1        10,000
ISHARES TRUST
  GOLDMAN SACHS
  CORP BOND FUND....  COMMON  464287242  18,121,594.00   172,850 SH         172,850     1       172,850
SPDR DJ WILSHIRE
  INTL REAL ESTATE
  ETF...............  COMMON  78463X863  23,569,896.50   413,870 SH         413,870     1       413,870
ISHARES S&P GSSI
  NATURAL RESOURCES
  INDEX FUND........  COMMON  464287374  21,922,081.30   163,135 SH         163,135     1       163,135
POWERSHARES DB
  COMMODITY INDEX...  COMMON  73935S105  31,280,694.00   991,150 SH         991,150     1       991,150
POWERSHARES DB G10
  CURR HARV FUND....  COMMON  73935Y102  14,591,789.30   531,190 SH         531,190     1       531,190
                                        134,881,483.15